Finance lease liability - Lease Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 7,107,000	$ 8,893,000
Interest	1,412,000	2,012,000
Present value of minimum lease payments	5,695,000	6,881,000
Current	631,000	652,000
Non-current	5,064,000	6,229,000
Finance lease liabilities	5,695,000	6,881,000
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,023,000	1,127,000
Interest	392,000	475,000
Present value of minimum lease payments	631,000	652,000
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	4,710,000	4,992,000
Interest	960,000	1,323,000
Present value of minimum lease payments	3,750,000	3,669,000
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,374,000	2,774,000
Interest	60,000	214,000
Present value of minimum lease payments	1,314,000	2,560,000
Building lease
Disclosure of finance lease and operating lease by lessee [line items]
Current	631,000	638,000
Non-current	5,064,000	6,191,000
Finance lease liabilities	5,695,000	6,829,000
Machinery lease
Disclosure of finance lease and operating lease by lessee [line items]
Current	0	14,000
Non-current	0	38,000
Finance lease liabilities	$ 0	$ 52,000